Short-Term Investments (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure Text Block Supplement [Abstract]
Short-term investments	$ 22,168,607	$ 18,621,251
Interest income	$ 878,652	$ 678,411	$ 117,213